Organization and principal activities	6 Months Ended
Jun. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and principal activities
1	Organization and principal activities
(a)	Organization and nature of operation

iClick Interactive Asia Group Limited (the “Company”) and its subsidiaries are collectively referred to as the Group. The Company was incorporated under the law of Cayman Islands as a limited company on February 3, 2010. The Group is principally engaged in the provision of online marketing services (“Marketing Solutions”). Starting from January 1, 2019, the Group is also engaged in the provision of software licenses and retail and customer relationship management solutions (“Enterprise Solutions”). The Group’s principal operations and geographic market are in Greater China and have offices in Hong Kong and the People’s Republic of China (the “PRC”). There are also sales teams in Singapore, Taiwan and the United Kingdom.

Except for the subsidiaries which have been acquired during the six months ended June 30, 2020 as explained in Note 4(c), there is no change in the Company's principal subsidiaries, consolidated VIEs and VIE's subsidiaries during the period.

(b)	PIPE offering

The Company completed a PIPE offering on June 22, 2020 with an issuance of a total of 2,107,400 Class A ordinary shares. The net proceeds received by the Company, after deducting offering expenses, amounted to US$18,531.